Information About Non-controlling Interests - Schedule of Consolidated Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Revenue	₩ 28,253,193	₩ 26,379,644	₩ 26,287,201
Profit for the year	1,824,546	406,669	972,182
Other comprehensive income (loss)	490,278	(90,195)	7,447
Total comprehensive income	2,314,824	316,474	979,629
KT Skylife Co., Ltd.
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Revenue	989,538	1,026,644	1,034,342
Profit for the year	585	(156,033)	(109,407)
Other comprehensive income (loss)	1,631	(3,019)	(6,625)
Total comprehensive income	2,216	(159,052)	(116,032)
BC Card Co., Ltd.
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Revenue	3,638,935	3,806,858	4,027,450
Profit for the year	151,717	141,149	76,545
Other comprehensive income (loss)	14,363	636	13,832
Total comprehensive income	166,080	141,785	90,377
KTIS Corporation
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Revenue	637,488	604,479	593,162
Profit for the year	36,423	11,862	13,922
Other comprehensive income (loss)	15	(4,172)	(3,162)
Total comprehensive income	36,438	7,690	10,760
KTCS Corporation
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Revenue	1,044,653	1,122,264	1,035,911
Profit for the year	25,107	6,814	15,804
Other comprehensive income (loss)	917	(133)	(2,550)
Total comprehensive income	26,024	6,681	13,254
KT Nasmedia Co.,Ltd.
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Revenue	126,564	143,639	147,934
Profit for the year	6,799	(3,884)	17,703
Other comprehensive income (loss)	3,408	898	(1,890)
Total comprehensive income	₩ 10,207	₩ (2,986)	₩ 15,813